Vanguard Mid-Cap Index Fund
Schedule of Investments (unaudited)
As of March 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Basic Materials (3.9%)
	Newmont Corp.	21,126,178	956,593
	International Paper Co.	10,109,313	314,703
	Nucor Corp.	7,811,057	281,354
[1]	International Flavors & Fragrances Inc.	2,700,137	275,630
	FMC Corp.	3,338,979	272,761
	Freeport-McMoRan Inc.	35,499,838	239,624
	Celanese Corp. Class A	3,112,860	228,453
[1]	Albemarle Corp.	2,730,821	153,937
	CF Industries Holdings Inc.	5,610,555	152,607
	Eastman Chemical Co.	3,152,251	146,832
	Mosaic Co.	8,796,962	95,183
	Reliance Steel & Aluminum Co.	812,844	71,197
*	Axalta Coating Systems Ltd.	2,734,409	47,223
	Westlake Chemical Corp.	989,512	37,770
			3,273,867
Consumer Goods (9.7%)
*	Lululemon Athletica Inc.	3,015,212	571,533
	Clorox Co.	3,235,097	560,481
	McCormick & Co. Inc. (Non-Voting)	3,185,414	449,812
	Church & Dwight Co. Inc.	6,326,729	406,049
	Tiffany & Co.	2,935,196	380,108
	Conagra Brands Inc.	12,532,159	367,694
*	Take-Two Interactive Software Inc.	2,919,441	346,275
	JM Smucker Co.	2,791,000	309,801
	DR Horton Inc.	9,016,166	306,550
	Hormel Foods Corp.	6,434,236	300,093
	Lennar Corp. Class A	7,356,987	281,037
	Garmin Ltd.	3,671,889	275,245
	Genuine Parts Co.	3,554,905	239,352
	Hasbro Inc.	3,315,700	237,238
*	NVR Inc.	90,442	232,355
	Corteva Inc.	9,642,322	226,595
	Tyson Foods Inc. Class A	3,804,346	220,158
	Lamb Weston Holdings Inc.	3,763,812	214,914
*	WABCO Holdings Inc.	1,323,565	178,747
	Molson Coors Beverage Co. Class B	4,549,346	177,470
	Aptiv plc	3,292,712	162,133
	Fortune Brands Home & Security Inc.	3,581,101	154,883
	PulteGroup Inc.	6,630,991	148,004
*	LKQ Corp.	7,113,041	145,888
	Bunge Ltd.	3,461,917	142,042

		Shares	Market Value ($000)
	Campbell Soup Co.	3,044,491	140,534
	Whirlpool Corp.	1,626,410	139,546
	Newell Brands Inc.	9,802,313	130,175
	BorgWarner Inc.	5,323,968	129,745
	Lear Corp.	1,560,665	126,804
*	Mohawk Industries Inc.	1,476,883	112,598
	Tapestry Inc.	7,099,101	91,933
	Ralph Lauren Corp. Class A	1,220,012	81,533
	PVH Corp.	1,904,869	71,699
*	Under Armour Inc. Class A	4,859,514	44,756
*	Under Armour Inc. Class C	5,026,486	40,514
	Coty Inc. Class A	7,778,937	40,139
[1]	Levi Strauss & Co. Class A	1,139,766	14,167
	Lennar Corp. Class B	212,981	6,159
			8,204,759
Consumer Services (9.6%)
*,1	Chipotle Mexican Grill Inc. Class A	716,018	468,562
*	Dollar Tree Inc.	6,100,911	448,234
*	Liberty Broadband Corp. Class C	3,722,925	412,202
*	Copart Inc.	5,384,598	368,953
	Domino's Pizza Inc.	1,053,460	341,395
	Best Buy Co. Inc.	5,770,000	328,890
	AmerisourceBergen Corp. Class A	3,712,106	328,521
	Omnicom Group Inc.	5,608,491	307,906
*	AutoZone Inc.	306,977	259,703
	Tractor Supply Co.	3,050,007	257,878
	FactSet Research Systems Inc.	977,065	254,701
*	Ulta Beauty Inc.	1,440,271	253,056
*	CarMax Inc.	4,235,352	227,989
	Expedia Group Inc.	3,589,646	201,989
*,1	Roku Inc. Class A	2,239,777	195,936
*	Altice USA Inc. Class A	8,132,983	181,284
	Darden Restaurants Inc.	3,158,792	172,028
*	Live Nation Entertainment Inc.	3,581,379	162,810
	Interpublic Group of Cos. Inc.	9,999,893	161,898
	Advance Auto Parts Inc.	1,695,083	158,185
*	Discovery Inc. Class C	8,851,493	155,255
	Wynn Resorts Ltd.	2,350,807	141,495
[1]	MGM Resorts International	11,942,748	140,924
	Royal Caribbean Cruises Ltd.	4,333,853	139,420
*	Lyft Inc. Class A	5,172,847	138,891
	Rollins Inc.	3,786,865	136,857
*	Burlington Stores Inc.	854,807	135,453
	Aramark	6,419,997	128,207
*	Liberty Media Corp.-Liberty SiriusXM Class C	3,972,068	125,597
[1]	American Airlines Group Inc.	10,138,412	123,587
*	DISH Network Corp. Class A	6,157,463	123,088
	Nielsen Holdings plc	9,156,385	114,821
	News Corp. Class A	12,744,559	114,382
	ViacomCBS Inc. Class B	6,872,571	96,285
	Alaska Air Group Inc.	3,175,810	90,415
*	United Airlines Holdings Inc.	2,774,906	87,548
*,1	Wayfair Inc. Class A	1,612,197	86,156
	Vail Resorts Inc.	520,693	76,912
*	Liberty Broadband Corp. Class A	663,839	71,031
*	Liberty Media Corp.-Liberty SiriusXM Class A	2,211,295	70,076
*,1	Discovery Inc. Class A	3,543,260	68,881
	Kohl's Corp.	4,113,545	60,017

		Shares	Market Value ($000)
*	Norwegian Cruise Line Holdings Ltd.	5,462,820	59,873
[1]	Hyatt Hotels Corp. Class A	893,319	42,790
*	Chewy Inc. Class A	1,098,598	41,186
*,1	Carvana Co. Class A	644,915	35,528
	News Corp. Class B	356,118	3,202
[1]	ViacomCBS Inc. Class A	144,910	2,584
			8,102,581
Financials (21.2%)
	SBA Communications Corp. Class A	2,901,565	783,335
	Digital Realty Trust Inc.	5,378,799	747,169
	MSCI Inc. Class A	2,073,747	599,230
	IHS Markit Ltd.	9,817,689	589,061
	Willis Towers Watson plc	3,314,199	562,917
	Realty Income Corp.	8,402,921	418,970
	Alexandria Real Estate Equities Inc.	2,968,881	406,915
	Arthur J Gallagher & Co.	4,808,998	391,981
	Essex Property Trust Inc.	1,704,091	375,309
	Equifax Inc.	3,118,242	372,474
	First Republic Bank	4,343,949	357,420
	M&T Bank Corp.	3,232,741	334,362
	Hartford Financial Services Group Inc.	9,296,075	327,594
	Cincinnati Financial Corp.	4,212,174	317,808
	KKR & Co. Inc. Class A	13,463,681	315,993
*	Markel Corp.	338,332	313,935
	Healthpeak Properties Inc.	13,133,675	313,238
*	CBRE Group Inc. Class A	8,189,623	308,831
	MarketAxess Holdings Inc.	927,748	308,541
	Duke Realty Corp.	9,479,568	306,948
	Extra Space Storage Inc.	3,169,018	303,465
	Mid-America Apartment Communities Inc.	2,937,676	302,669
	Sun Communities Inc.	2,390,351	298,435
	Invitation Homes Inc.	13,865,311	296,302
*	Arch Capital Group Ltd.	9,914,870	282,177
	Nasdaq Inc.	2,954,782	280,557
	UDR Inc.	7,548,861	275,835
	AvalonBay Communities Inc.	1,798,699	264,714
	KeyCorp	25,358,325	262,966
	WP Carey Inc.	4,435,982	257,642
	Cboe Global Markets Inc.	2,855,396	254,844
	Loews Corp.	6,510,109	226,747
	Principal Financial Group Inc.	7,149,447	224,064
	Regions Financial Corp.	24,836,548	222,784
	Huntington Bancshares Inc.	26,583,989	218,254
	Citizens Financial Group Inc.	11,200,472	210,681
	Host Hotels & Resorts Inc.	18,472,039	203,931
	Everest Re Group Ltd.	1,051,620	202,353
*	SVB Financial Group	1,328,671	200,736
	Camden Property Trust	2,496,763	197,843
	Western Union Co.	10,807,786	195,945
	Alleghany Corp.	352,106	194,486
	E*TRADE Financial Corp.	5,591,285	191,893
	Raymond James Financial Inc.	3,010,610	190,271
	Annaly Capital Management Inc.	36,818,210	186,668
	WR Berkley Corp.	3,546,910	185,042
	Globe Life Inc.	2,509,467	180,606
	Iron Mountain Inc.	7,395,460	176,012
	Fidelity National Financial Inc.	6,741,057	167,717
	Ameriprise Financial Inc.	1,632,852	167,335

		Shares	Market Value ($000)
	Regency Centers Corp.	4,315,845	165,858
	Weyerhaeuser Co.	9,593,789	162,615
	SEI Investments Co.	3,485,738	161,529
	Vornado Realty Trust	4,423,465	160,174
	Equitable Holdings Inc.	10,787,208	155,875
	AGNC Investment Corp.	13,937,886	147,463
	Federal Realty Investment Trust	1,945,543	145,157
	Voya Financial Inc.	3,485,351	141,331
	Ally Financial Inc.	9,778,286	141,101
	Reinsurance Group of America Inc. Class A	1,614,092	135,810
	VEREIT Inc.	27,500,374	134,477
	Lincoln National Corp.	5,100,821	134,254
	Franklin Resources Inc.	7,065,602	117,925
	Zions Bancorp NA	4,397,389	117,674
	Comerica Inc.	3,718,450	109,099
	Kimco Realty Corp.	10,318,377	99,779
*	Athene Holding Ltd. Class A	3,679,797	91,333
	SL Green Realty Corp.	2,061,809	88,864
	Invesco Ltd.	9,339,467	84,802
	Jones Lang LaSalle Inc.	665,917	67,244
	People's United Financial Inc.	5,694,994	62,930
	Interactive Brokers Group Inc. Class A	937,366	40,466
			17,940,765
Health Care (10.4%)
*	Centene Corp.	15,045,389	893,847
*	DexCom Inc.	2,358,729	635,135
	ResMed Inc.	3,705,589	545,796
*	IDEXX Laboratories Inc.	2,210,983	535,589
*	IQVIA Holdings Inc.	4,247,999	458,189
*	BioMarin Pharmaceutical Inc.	4,626,170	390,911
	Cardinal Health Inc.	7,541,671	361,548
*	Seattle Genetics Inc.	3,093,442	356,921
	Cooper Cos. Inc.	1,276,858	351,991
	Teleflex Inc.	1,192,322	349,183
*	Incyte Corp.	4,715,439	345,312
*	Align Technology Inc.	1,829,173	318,185
*	Laboratory Corp. of America Holdings	2,501,056	316,108
*	Alnylam Pharmaceuticals Inc.	2,875,139	312,959
	Quest Diagnostics Inc.	3,469,832	278,628
*	Hologic Inc.	6,911,204	242,583
*	Varian Medical Systems Inc.	2,342,123	240,442
*	Elanco Animal Health Inc.	10,192,498	228,210
	DENTSPLY SIRONA Inc.	5,728,728	222,446
*	Exact Sciences Corp.	3,793,683	220,034
*	Mylan NV	13,306,845	198,405
	Universal Health Services Inc. Class B	1,965,683	194,760
*	Henry Schein Inc.	3,779,606	190,946
*	DaVita Inc.	2,175,344	165,457
*	ABIOMED Inc.	1,106,782	160,660
	Perrigo Co. plc	3,336,429	160,449
*	Jazz Pharmaceuticals plc	1,383,517	137,992
*	PPD Inc.	1,765,080	31,436
			8,844,122
Industrials (16.6%)
	Verisk Analytics Inc. Class A	4,222,875	588,584
	Amphenol Corp. Class A	7,641,968	556,947
*	CoStar Group Inc.	944,143	554,410

		Shares	Market Value ($000)
	Ball Corp.	8,431,088	545,154
	Waste Connections Inc.	6,790,981	526,301
	Fastenal Co.	14,784,578	462,018
*	Mettler-Toledo International Inc.	627,231	433,109
	AMETEK Inc.	5,893,559	424,454
	TransDigm Group Inc.	1,311,476	419,922
*	FleetCor Technologies Inc.	2,237,170	417,322
*	Keysight Technologies Inc.	4,829,084	404,098
	Cintas Corp.	2,266,525	392,607
	Vulcan Materials Co.	3,408,869	368,397
	Old Dominion Freight Line Inc.	2,775,146	364,266
	Kansas City Southern	2,553,178	324,713
	TransUnion	4,848,454	320,871
	Dover Corp.	3,740,353	313,965
	Martin Marietta Materials Inc.	1,609,839	304,630
*	Waters Corp.	1,659,817	302,170
	Xylem Inc.	4,637,158	302,018
	WW Grainger Inc.	1,179,183	293,027
	Expeditors International of Washington Inc.	4,387,233	292,716
	Broadridge Financial Solutions Inc.	2,952,924	280,026
	Jacobs Engineering Group Inc.	3,420,972	271,180
	Masco Corp.	7,369,259	254,755
*	Square Inc. Class A	4,472,570	234,273
	CH Robinson Worldwide Inc.	3,487,347	230,862
	Westinghouse Air Brake Technologies Corp.	4,692,083	225,830
	Rockwell Automation Inc.	1,488,565	224,639
	Avery Dennison Corp.	2,152,005	219,225
	Packaging Corp. of America	2,437,145	211,617
*	Trimble Inc.	6,422,331	204,423
	JB Hunt Transport Services Inc.	2,196,142	202,550
*	Crown Holdings Inc.	3,489,738	202,544
*	United Rentals Inc.	1,935,446	199,157
	Huntington Ingalls Industries Inc.	1,054,486	192,138
	Westrock Co.	6,646,504	187,830
	Arconic Inc.	10,035,806	161,175
	Hubbell Inc. Class B	1,402,900	160,969
	Textron Inc.	5,888,171	157,038
	Jack Henry & Associates Inc.	990,478	153,762
	Snap-on Inc.	1,412,424	153,700
	HEICO Corp. Class A	2,098,841	134,116
*	Sensata Technologies Holding plc	4,093,845	118,435
*	Ingersoll Rand Inc.	4,243,679	105,243
*	IPG Photonics Corp.	889,467	98,090
	Xerox Holdings Corp.	4,744,485	89,861
	Cognex Corp.	2,093,877	88,404
	HEICO Corp.	1,015,922	75,798
	AO Smith Corp.	1,771,202	66,969
	Pentair plc	2,171,978	64,638
*	XPO Logistics Inc.	1,193,217	58,169
	FLIR Systems Inc.	1,721,551	54,900
	Robert Half International Inc.	1,415,509	53,436
			14,047,451
Oil & Gas (2.1%)
	Hess Corp.	7,067,274	235,340
	ONEOK Inc.	10,648,112	232,235
	Concho Resources Inc.	5,179,763	221,953
*	Cheniere Energy Inc.	5,915,978	198,185
	Halliburton Co.	21,484,935	147,172

		Shares	Market Value ($000)
	Diamondback Energy Inc.	4,137,088	108,392
	National Oilwell Varco Inc.	9,932,334	97,635
	HollyFrontier Corp.	3,748,229	91,869
	Cabot Oil & Gas Corp.	5,265,136	90,508
	Baker Hughes Co. Class A	8,351,115	87,687
	Noble Energy Inc.	12,360,996	74,660
	Marathon Oil Corp.	20,551,167	67,613
	Devon Energy Corp.	9,369,684	64,745
	Targa Resources Corp.	5,975,295	41,289
	Apache Corp.	9,651,569	40,344
[1]	Continental Resources Inc.	1,908,626	14,582
			1,814,209
Other (0.0%)[2]
*,3	American International Group Inc. Warrants Exp. 01/19/2021	8,771	—
Technology (17.9%)
*	Advanced Micro Devices Inc.	14,350,138	652,644
	Motorola Solutions Inc.	4,415,970	586,971
	KLA Corp.	4,066,734	584,552
*	Veeva Systems Inc. Class A	3,390,682	530,201
	Xilinx Inc.	6,482,300	505,231
*	ANSYS Inc.	2,169,991	504,458
*	Splunk Inc.	3,978,185	502,166
*	Synopsys Inc.	3,873,567	498,877
*	VeriSign Inc.	2,723,273	490,434
	Cerner Corp.	7,692,005	484,519
*	Cadence Design Systems Inc.	7,231,592	477,574
*	Twitter Inc.	19,012,755	466,953
	Citrix Systems Inc.	3,189,372	451,456
	Microchip Technology Inc.	6,154,736	417,291
*	Palo Alto Networks Inc.	2,396,866	392,990
	Skyworks Solutions Inc.	4,387,798	392,181
	Marvell Technology Group Ltd.	17,177,792	388,734
*	Fortinet Inc.	3,744,037	378,784
*	IAC/InterActiveCorp	2,029,552	363,757
*	Akamai Technologies Inc.	3,953,438	361,700
	CDW Corp.	3,700,363	345,133
	Maxim Integrated Products Inc.	6,977,274	339,165
*	Okta Inc. Class A	2,748,483	336,030
	Western Digital Corp.	7,276,964	302,867
*	Snap Inc. Class A	24,920,378	296,303
*	Twilio Inc. Class A	3,213,435	287,570
	Seagate Technology plc	5,752,101	280,703
*	Arista Networks Inc.	1,377,443	279,001
	NortonLifeLock Inc.	14,447,000	270,303
*	Paycom Software Inc.	1,278,365	258,243
*	GoDaddy Inc. Class A	4,398,390	251,192
	NetApp Inc.	5,880,351	245,152
	SS&C Technologies Holdings Inc.	5,532,384	242,429
*	Qorvo Inc.	2,992,607	241,294
*	Gartner Inc.	2,189,520	218,011
*	Black Knight Inc.	3,662,304	212,633
*	RingCentral Inc. Class A	964,075	204,297
*	F5 Networks Inc.	1,565,907	166,973
	Juniper Networks Inc.	8,632,439	165,225
	Hewlett Packard Enterprise Co.	16,688,984	162,050
*,1	Slack Technologies Inc. Class A	6,025,873	161,734
*	Pinterest Inc. Class A	7,894,180	121,886

				Shares	Market Value ($000)
*	Dropbox Inc. Class A			5,567,509	100,772
*,1	Match Group Inc.			1,354,809	89,472
	DXC Technology Co.			3,283,912	42,855
*	Crowdstrike Holdings Inc. Class A			531,777	29,609
*	Datadog Inc. Class A			709,751	25,537
					15,107,912
Telecommunications (0.5%)
	CenturyLink Inc.			28,081,330	265,649
*,1	Zoom Video Communications Inc. Class A			1,172,074	171,264
					436,913
Utilities (7.5%)
	WEC Energy Group Inc.			8,128,210	716,339
	Eversource Energy			8,342,890	652,497
	FirstEnergy Corp.			13,925,473	557,994
	American Water Works Co. Inc.			4,658,666	556,990
	Entergy Corp.			5,131,335	482,192
	DTE Energy Co.			4,938,321	468,992
	Ameren Corp.			6,212,168	452,432
	CMS Energy Corp.			7,317,693	429,914
	Evergy Inc.			5,869,248	323,102
	Alliant Energy Corp.			6,285,110	303,508
	NiSource Inc.			9,619,843	240,208
	AES Corp.			17,098,381	232,538
	Pinnacle West Capital Corp.			2,895,098	219,420
	CenterPoint Energy Inc.			12,911,219	199,478
	Vistra Energy Corp.			10,043,035	160,287
	OGE Energy Corp.			5,153,744	158,375
	NRG Energy Inc.			3,084,021	84,070
	Avangrid Inc.			1,593,789	69,776
					6,308,112
Total Common Stocks (Cost $79,997,995)					84,080,691
		Coupon
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[4,5]	Vanguard Market Liquidity Fund	0.943%		11,322,661	1,130,907
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[6]	United States Treasury Bill	1.541%	4/30/20	7,400	7,400
[6]	United States Treasury Bill	1.551%	5/14/20	4,400	4,399
[6]	United States Treasury Bill	1.551%	5/21/20	8,000	7,999
[6]	United States Treasury Bill	1.128%	6/4/20	7,000	6,999
					26,797
Total Temporary Cash Investments (Cost $1,158,787)					1,157,704
Total Investments (100.7%) (Cost $81,156,782)					85,238,395
Other Assets and Liabilities—Net (-0.7%)[5,6,7]					(633,210)
Net Assets (100.0%)					84,605,185
Cost rounded to $000.
*	Non-income-producing security.

1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $518,724,000.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $547,533,000 was received for securities on loan, of which $545,099,000 is held in Vanguard Market Liquidity Fund and $2,434,000 is held in cash.
6	Securities with a value of $26,797,000 and cash of $16,471,000 have been segregated as initial margin for open futures contracts.
7	Cash of $684,000 has been segregated as collateral for open over-the-counter swap contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	2,211	284,080	2,879
E-mini S&P Mid-Cap 400 Index	June 2020	833	119,769	(8,191)
				(5,312)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
ADT Inc.	2/2/21	GSI	4,030	(0.612)	324	—
Ameren Corp.	2/2/21	GSI	8,181	(0.929)	1,286	—
Campbell Soup Co.	2/2/21	GSI	98,600	(0.612)	—	(6,302)
Discovery Inc.	2/2/21	GSI	6,230	(0.612)	—	(361)
E*TRADE Financial Corp.	2/2/21	GSI	6,964	(0.924)	927	—
Hormel Foods Corp.	2/2/21	GSI	19,184	(0.612)	1,800	—
International Flavors & Fragrances Inc.	2/2/21	GSI	5,121	(0.929)	20	—
Raymond James Financial Inc.	9/2/20	BOANA	5,473	(0.815)	247	—
Raymond James Financial Inc.	9/2/20	BOANA	8,271	(0.616)	—	(963)
					4,604	(7,626)
1 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	84,080,691	—	—	84,080,691
Temporary Cash Investments	1,130,907	26,797	—	1,157,704
Total	85,211,598	26,797	—	85,238,395

Derivative Financial Instruments
Assets
Swap Contracts	—	4,604	—	4,604
Liabilities
Futures Contracts[1]	6,021	—	—	6,021
Swap Contracts	—	7,626	—	7,626
Total	6,021	7,626	—	13,647
1	Represents variation margin on the last day of the reporting period.